SUBSEQUENT EVENTS (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands																	1 Months Ended	3 Months Ended	12 Months Ended
	May 30, 2023 CAD ($) shares	Aug. 31, 2022 CAD ($) $ / shares shares	Jun. 27, 2022 CAD ($) $ / shares shares	Jun. 24, 2022 CAD ($) $ / shares shares	Jun. 22, 2022 CAD ($) shares	Apr. 01, 2022 CAD ($) $ / shares shares	Mar. 25, 2022 CAD ($) $ / shares shares	Feb. 18, 2022 CAD ($) $ / shares shares	Feb. 14, 2022 CAD ($) $ / shares shares	Jan. 06, 2022 CAD ($) shares	Nov. 29, 2021 CAD ($) shares	Nov. 18, 2021 CAD ($) shares	Aug. 31, 2021 CAD ($) shares	Aug. 17, 2021 CAD ($) shares	Aug. 03, 2021 CAD ($) $ / shares shares	Jun. 28, 2021 CAD ($) shares	Jun. 27, 2023 USD ($) $ / shares shares	Jun. 27, 2023 USD ($) $ / shares shares	Mar. 31, 2023 CAD ($) shares $ / shares	Mar. 31, 2023 USD ($) shares $ / shares	Mar. 31, 2022 CAD ($) shares	Jun. 27, 2023 CAD ($)	Aug. 08, 2022 CAD ($)
Disclosure of non-adjusting events after reporting period [line items]
Increase (Decrease) Through Contingent Consideration, Equity | $																			$ 2,988		$ 4,251
Shares issued for cash - warrant exercise | $																			$ 362		$ 2,928
Number of options, forfeited (in shares) | shares																			1,790,202	1,790,202	683,750
Common Stock Shares Authorized Value | $	$ 30,000																					$ 29,535	$ 35,000
Class B Shares
Disclosure of non-adjusting events after reporting period [line items]
Number of Shares Issued Through Contingent Consideration, Equity | shares		33,190.1	37,366.2	266,933.1	456.5	22,428.3	90,546	17,239.5	41,028.2	15,611.4	31,721.5	28,903	9,392.6	18,788.5		15,771.1			360,374.2	360,374.2	269,007.8
Increase (Decrease) Through Contingent Consideration, Equity | $		$ 468	$ 280	$ 2,034	$ 5	$ 229	$ 905	$ 233	$ 551	$ 236	$ 629	$ 706	$ 317	$ 633		$ 458
Number of Shares Issued Upon Conversion of Convertible Instruments | shares		331,901	373,662	2,669,331		224,283	905,460	172,395	410,282	156,114	317,215	289,030	93,926	187,886		157,771			5,305,421	5,305,421
Share price (in CAD per share) | $ / shares		$ 14.10	$ 7.50	$ 7.62		$ 10.20	$ 9.99	$ 13.54	$ 13.43
Common shares
Disclosure of non-adjusting events after reporting period [line items]
Share price (in CAD per share) | (per share)															$ 3.40		$ 0.2417	$ 0.2896	$ 0.6819	$ 0.5079
Proceeds from issue of ordinary shares															$ 34,502		$ 465	$ 2,471	$ 14,152	$ 10,541
Number Of Shares Issued Through Share Offering, Equity | shares	2,538,844														10,147,600		1,925,000	8,533,269	20,754,120	20,754,120